RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2026
Right-of-use Assets And Lease Liabilities
SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES

Supplemental balance sheet information related to the Company’s operating leases as of June 30, 2025 and 2026 was as follows:

	As of June 30,
	2025	2026	2026
	HKD	HKD	US$
ROU assets	5,861,057	4,405,675	564,830
Short-term lease liabilities	1,882,220	2,206,885	282,934
Long-term lease liabilities	3,978,837	2,198,791	281,896
Weighted-average remaining lease term	3 years	2 years	2 years
Weighted-average discount rate	3.75%	3.87%	3.87%

SCHEDULE OF LEASE COST

The components of lease cost and other lease information during the six months ended June 30, 2024 and the years ended June 30, 2025 and 2026 are as follows:

	Six months ended June 30,	Year ended June 30,	Year Ended June 30,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Operating lease cost	466,698	906,601	2,147,599	275,333
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	466,698	906,601	2,147,599	275,333
New ROU assets – new lease entered into	—	—	262,427	33,645
New ROU assets – acquired through business combination (Note 3(d))	—	—	238,540	30,582

SCHEDULE OF MATURITIES LEASE

Maturities of operating lease liabilities at June 30, 2026 were as follows:

12 months ending June 30,	HKD
2027	2,347,225
2028	2,230,724
Total undiscounted lease payments	4,577,949
Less: imputed interest	(172,273)
Total lease liabilities	4,405,676
Total lease liabilities (US$)	564,830